Leases - Schedule of Lease Cost (Details) (Allied Integral United Inc) - Allied Integral United Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease costs	$ 4,545,660	$ 4,957,539
Short-term lease costs	95,184	64,657
Total lease costs	$ 4,640,844	$ 5,022,196